May 3, 2005

Division of Investment Management
Securities and Exchange Commission
250 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Annuity Investors Variable Account B The Commodore Advantage Variable Annuity File Nos. 333-51971 and 811-08017 Rule 497(j) Certification

     Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Frost Brown Todd LLC, on behalf of Annuity Investors Variable Account B, the Registrant, and Annuity Investors Life Insurance Company, the Depositor, certifies that (1) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Post-Effective Amendment (Post-Effective Amendment No. 10) to the Registrant’s Registration Statement, and (2) the text of the most recent Post-Effective Amendment has been filed electronically.

     Please address any questions or comments to the undersigned at (513) 651-6712 or to Karen McLaughlin of our office at (513) 651-6199.

Very truly yours, FROST BROWN TODD LLC
By:	/s/ Kevin L. Cooney

Kevin L. Cooney